Financial Risk Management - Credit Risk - Schedule of Issuer Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Assets	$ 74,054.0	$ 70,508.5
Significant unobservable inputs (Level 3)
Disclosure of external credit grades [line items]
Financial assets	5,176.8	4,935.1	$ 5,374.0
Assets	5,176.8
Private Placement Debt Securities [Member] | Significant unobservable inputs (Level 3)
Disclosure of external credit grades [line items]
Financial assets	1,774.2	1,420.1	$ 1,992.9
Private Placement Debt Securities [Member] | Significant unobservable inputs (Level 3) | Market approach
Disclosure of external credit grades [line items]
Assets	775.4	232.0
Bonds | Blackberry Limited
Disclosure of external credit grades [line items]
Financial assets	438.6	442.1
Bonds | Chorus Aviation
Disclosure of external credit grades [line items]
Financial assets	153.0	155.8
Bonds | Atlas Corp
Disclosure of external credit grades [line items]
Financial assets	$ 575.9	$ 483.4
Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Percent	22.10%	41.80%
Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Percent	4.90%	5.40%
Credit risk | A/A
Disclosure of external credit grades [line items]
Percent	25.10%	18.40%
Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Percent	28.20%	19.70%
Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Percent	3.20%	0.80%
Credit risk | B/B
Disclosure of external credit grades [line items]
Percent	0.30%	0.40%
Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Percent	0.40%	0.10%
Credit risk | Unrated
Disclosure of external credit grades [line items]
Percent	15.80%	13.40%
Credit risk | Total
Disclosure of external credit grades [line items]
Percent	100.00%	100.00%
At cost | Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	$ 3,574.3	$ 6,795.2
At cost | Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	779.1	870.0
At cost | Credit risk | A/A
Disclosure of external credit grades [line items]
Financial assets	3,856.5	2,979.4
At cost | Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	4,157.4	3,059.6
At cost | Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	489.6	121.9
At cost | Credit risk | B/B
Disclosure of external credit grades [line items]
Financial assets	41.7	59.9
At cost | Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	62.4	31.6
At cost | Credit risk | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,458.9	2,125.8
At cost | Credit risk | Total
Disclosure of external credit grades [line items]
Financial assets	15,419.9	16,043.4
At fair value | Credit risk | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	3,604.8	6,820.4
At fair value | Credit risk | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	805.1	881.8
At fair value | Credit risk | A/A
Disclosure of external credit grades [line items]
Financial assets	4,086.6	3,008.0
At fair value | Credit risk | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	4,590.8	3,206.2
At fair value | Credit risk | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	518.8	135.0
At fair value | Credit risk | B/B
Disclosure of external credit grades [line items]
Financial assets	42.9	61.6
At fair value | Credit risk | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	63.8	16.4
At fair value | Credit risk | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,582.5	2,186.0
At fair value | Credit risk | Total
Disclosure of external credit grades [line items]
Financial assets	$ 16,295.3	$ 16,315.4